Commitments and Contingencies - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Contractual expense	¥ 1,011
Contracts commitment, 2023	607
Contracts commitment, 2024	¥ 102